CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Income/(loss) for the period	[1]	$ 3,650	$ 7,439	$ 3,154	$ 11,089	$ 11,926
Items that may be reclassified to income in later periods:
– Currency translation differences	[2]	698	(1,995)	(267)	(1,296)	286
– Debt instruments remeasurements		(12)	(6)	(7)	(19)	12
– Cash flow hedging gains/(losses)		14	53	100	67	(80)
– Net investment hedging gains/(losses)		0	0	8	0	(44)
– Deferred cost of hedging		(6)	(14)	(53)	(20)	(55)
– Share of other comprehensive income/(loss) of joint ventures and associates		(50)	(12)	(10)	(62)	(46)
Total		644	(1,974)	(229)	(1,330)	73
Items that are not reclassified to income in later periods:
– Retirement benefits remeasurements		310	439	(24)	749	(55)
– Equity instruments remeasurements		(81)	78	16	(3)	23
– Share of other comprehensive income/(loss) of joint ventures and associates		44	10	(24)	55	(32)
Total		273	528	(32)	801	(65)
Other comprehensive income/(loss) for the period		917	(1,445)	(261)	(529)	8
Comprehensive income/(loss) for the period		4,567	5,994	2,893	10,560	11,934
Comprehensive income/(loss) attributable to non-controlling interest		123	56	(15)	180	68
Comprehensive income/(loss) attributable to Shell plc shareholders		$ 4,443	$ 5,937	$ 2,908	$ 10,381	$ 11,866

[1]	See Note 2 “Segment information”.
[2]	1. See Note 8 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.